Note 4 - Fair Value Measurements - Summary of Investments (Details) - USD ($) $ in Millions	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Available for Sale Securities - Current	$ 31.5	$ 31.8	$ 20.8
Total	31.5	31.8	20.8
Fair Value, Inputs, Level 1 [Member]
Total	6.3	5.9	11.5
Fair Value, Inputs, Level 2 [Member]
Total	25.2	25.9	9.3
Fair Value, Inputs, Level 3 [Member]
Total
Cash Equivalents [Member]
Available for Sale Securities - Current	17.0	10.9	1.5
Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Available for Sale Securities - Current	6.3	5.9	1.5
Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Available for Sale Securities - Current	10.7	5.0
Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Available for Sale Securities - Current
Short-term Investments [Member]
Available for Sale Securities - Current	14.5	20.9	19.3
Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Available for Sale Securities - Current			10.0
Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Available for Sale Securities - Current	14.5	20.9	9.3
Short-term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Available for Sale Securities - Current